Contract Liabilities and Deferred Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information Contract Liabilities And Deferred Income [Abstract]
Disclosure Of Contract Liabilities And Deferred Income

	December 31, 2021	December 31, 2020
Contract liabilities	7,726	3,763
Unredeemed gift certificates	1,267	864
Loyalty points program	452	148
Upfront fees under ADS program	348	408
Ozon Premium	130	48

Total	9,923	5,231

Current	9,634	4,825
Non-current	289	406